Annual Fund Operating Expenses - ETF - Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.05%